Deferred Income Tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 140,332	S/ 432,392	S/ 257,252
Current – Dividend expense	33,020	30,587	39,108
Deferred – Expense (income)	102,244	(442)	205,752
Income Tax	S/ 275,596	S/ 462,537	S/ 502,112